Business Combinations (Acquisition Completed in 2012) (Narrative) (Details) (eFusion [Member])	1 Months Ended
	Jul. 31, 2012 CNY	Jul. 31, 2012 EUR (€)
Business Acquisition [Line Items]
Percentage of equity interest acquired	70.00%	70.00%
Cost of acquired entity, cash paid	18,400,000	€ 2,300,000
Acquired intangible asset, amount	12,300,000
Weighted average amortization period for identifiable intangible assets acquired	5 years	5 years
Goodwill associated with acquisition, amount	700,000
Non-controlling interest arising from acquisition	5,500,000